EMPLOYEE SHARE-BASED PAYMENT ARRANGEMENTS	12 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
EMPLOYEE SHARE-BASED PAYMENT ARRANGEMENTS

Note 13 - Warrants and Options

Warrants

During the year ended December 31, 2024, the Company reached a settlement with Bigger Capital Fund LP, (“Bigger”) for a resolution to all issues and claims that relate to the previously filed action against the Company in the Supreme Court of the State of New York, New York County, Index No. 65018/2024 (see Note 14). Under the terms of the Settlement the Company agreed to cancel 1,656,050 original warrants with an exercise price of $1.40 held by Bigger in exchange for 5,332,889 “exchange” warrants with an exercise price of $0.4348. The fair value of the exchange warrants is $2,732,329 which is offset by the unamortized value of $439,028 of the original warrants.

Reporting Date	Relative Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
1/17/25	$2,732,329	5	$0,4348	$0,5435	161%	0.0442

PIPE Warrants: On January 19, 2023, in a private placement, the Company entered into a Securities Purchase Agreement (the “PIPE Agreement”) with certain purchasers, for the issuance of 9,260,361 common stock warrants (the “PIPE Offering”) at a price of $0.125 per warrant, comprised of two common stock warrants (the “Common Warrants,”), each to purchase up to one share of Common Stock per Common Warrant with an exercise price of $1.00 per share, with (a) 4,315,787 Common Warrants being immediately exercisable for three years following 6 months from the closing of the PIPE Offering, and (b) 4,315,787 Common Warrants being immediately exercisable for five years following 6 months from the closing of the PIPE Offering. On February 15, 2023, the Company filed an S-1 Registration Statement (File No. 333-269794) covering the underlying shares of the Warrants.

	Relative	Term	Exercise	Market Price on Grant	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Price	Date	Percentage	Rate
01/23/23	$2,311,614	3	$1.00	$0.65	287%	0.0388
01/23/23	$2,602,996	5	$1.00	$0.65	371%	0.0361

During the year ended December 31, 2023, the Company entered into four Investor Relations Consulting Agreements under the terms of which the Company issued a total of 1,000,000 five-year warrants, with an exercise price between $1.00 and $1.40. The Company recorded an expense of $364,960 in connection with this issuance.

	Relative	Term		Market Price on	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Exercise Price	Grant Date	Percentage	Rate
08/10-08/21/23	$364,960	5	$1.00 -1.40	$0.87-1.18	151%	0.0421-0465
10/05/23	$545,703	5	$1.00-6.00	$1.05	152%	.0468

The following tables summarize all warrants outstanding as of December 31, 2024 and 2023, and the related changes during the period. Exercise price is the weighted average for the respective warrants at end of period.

	Number of Warrants	Wtd. Average Exercise Price

Balance at December 31, 2022	15,958,126	1.81
Warrants issued in Public Offering	9,260,554	0.93
Warrants issued for services	1,000,000	2.69
Warrants exercised in connection with Convertible notes	(1,200,000)	(0.93)
Warrants exercised in connection with PIPE	(10,266,845)	(0.93)
Balance at December 31, 2023	14,751,835	$2.00
Warrants cancelled in the Bigger Settlement	(1,656,050)	(1.40)
Warrants issued in the Bigger Settlement	5,332,889	0.43
Warrants issued in a private placement	3,370,787	0.89
Warrant conversions	(2,996,127)	(1.32)
Balance at December 31, 2024	18,803,334	$1.52

Warrants Exercisable at December 31, 2024	18,803,334	$1.52

Stock Options

During the year ended December 31, 2024, the Company granted a total of 5,555,000 five-year options to employees of the Company of which 1,435,000 have vesting schedule from one to three years with an exercise price between $1.06 and $2.01 and 4,120,000 which vested immediately upon grant with an exercise price of $1.79. During the same period, the Company also granted a total of 5,120,000 five-year options to consultants to the Company, which have vesting schedule from six months to one year with an exercise price between $1.00 and $2.32. The total fair value of the options is $17,372,444. The fair value of the options is being amortized over the vesting period. The Company recognized $14,735,228 expense related to the options for the year ended December 31, 2024.

The fair value of these options were measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date. For options granted to employes, we use a plain vanilla Black-Scholes calculation to calculate fair value with standard market inputs.

	Number of	Term		Grant	Market Price on Volatility
Reporting Date	Options	(Years)	Exercise Price	Date	Percentage	Fair Value
1/16 – 6/26/24	5,555,000	2.5	$1.06 – 1.96	$1.06 – 1.96	119% - 121%	$6,734,613
1/17 – 9/10/24	5,120,000	5-10	$1.00 – 2.37	$1.00 – 2.37	155% - 162%	10,637,831

During the year ended December 31, 2023, the Company entered into five employment and director agreements under the terms of which the Company issued 400,000 five-year options, with quarterly vesting, with an exercise price between $0.49 and $1.13 and 50,000 three-year options, immediately vesting with an exercise price of $0.46. The total fair value of the options $202,638. The fair value of the options is being amortized over the vesting period. The Company recognized $39,444 expense for the year ended December 31, 2023.

The fair value of these options was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

	Number of	Term		Grant	Market Price on Volatility
Reporting Date	Options	(Years)	Exercise Price	Date	Percentage	Fair Value
7/10-8/18/23	450,000	3-5	$0.46-1.13	$0.46-1.13	158-160%	$271,547

At December 31, 2024 the Company had 18,521,166 options outstanding.

	Options	Wtd. Ave. Ex Price
Balance at December 31, 2022	7,515,166	$1.19
Options exercised	-	-
Options Granted	550,000	0.91
Balance at December 31, 2023	8,065,166	1.17
Options exercised	(219,000)	(0.42)
Options Granted	10,675,000	1.99
Balance at December 31, 2024	18,521,166	$1.65

Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
EMPLOYEE SHARE-BASED PAYMENT ARRANGEMENTS

NOTE 11 - EMPLOYEE SHARE-BASED PAYMENT ARRANGEMENTS

Equity Appreciation Rights Plan

During 2018, the Company entered into an Equity Appreciation Rights Plan with certain employees. Under the plan, individuals earned compensation based on the excess of the current fair market values per share of the Company over the fair market values per share of the Company in the year the rights were awarded. These fair value estimates have been based on an agreed upon Company valuation model, as detailed in the Equity Appreciation Rights Plan. Effective July 1, 2022, the Company converted the equity appreciation rights plan into a stock option plan. All existing options in the equity appreciation rights plan were transferred into the stock option plan. In connection with the Closing of the Safety Shot Transaction, all rights and stock options granted under the Equity Appreciation Rights Plan were cancelled and replaced by corresponding securities under the Company’s Equity Incentive Plan (the “Plan”).

Equity Incentive Plan

The Plan is a rolling plan for stock options and a fixed 10% plan for performance-based awards like restricted share units (each, a “RSU”), performance share units (each, a “PSU”), and deferred share unit (collectively with the RSUs and PSUs, the “Performance-Based Awards”), such that the aggregate number of common shares that: (i) may be issued upon the exercise or settlement of options granted under the Plan, shall not exceed 10% of the Company’s issued and outstanding common shares from time to time, and (ii) may be issued in respect of Performance-Based Awards shall not exceed 5,455,121. Under the Plan, common shares that were the subject of any awards that have been settled or cancelled, terminated , surrendered forfeited or have expired without being exercised, and pursuant to which no securities have been issued, may be continued to be issuable under the Plan.

The following table summarizes the activity for stock options granted under the Plan for the fiscal years presented:

Options	Total Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term
Outstanding at December 31, 2023	2,141,526	$1.10
Granted	985,475	$0.79
Exercised	-	$-
Forfeited or expired	(963,366)	$0.84
Outstanding at December 31, 2024	2,163,635	$1.06	5.3
Exercisable at December 31, 2024	1,255,935	$1.17	5.0

Stock-based compensation expense related to stock options recorded for the year ended December 31, 2024 and 2023 was $642,997 and $800,418, respectively, and is recorded in general and administrative on the statement of operations and comprehensive loss. As of December 31, 2024, stock options had no aggregate intrinsic value.

As of December 31, 2024, management, directors and other related parties had 3,527,216 performance awards outstanding which vest at various dates throughout 2025.

The following table summarizes the activity for RSUs and PSUs granted under the Plan for our most recent fiscal year:

	RSUs		PSUs
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2023	938,206	$1.42	934,623	$1.58
Granted	2,558,329	$0.97	1,416,107	$1.04
Vested	(923,755)	$1.45	(934,623)	$1.58
Forfeited	(70,006)	$1.20	(191,666)	$1.20
Balance, December 31, 2024	2,502,774	$0.96	1,224,441	$1.13

Stock-based compensation expense related to RSUs and PSUs recorded for the year ended December 31, 2024 and 2023 was $3,375,496 and $1,867,003, respectively. The expense is recorded in general and administrative on the statement of operations and comprehensive loss.

As of December 31, 2024, management, directors and other related parties had 276,037 stock options unvested and 945,336 stock options vested and exercisable.

The fair value of issued RSUs and PSUs are based on the fair value of the underlying shares as of the grant date. Further, we determine the fair value of granted options using the Black-Scholes-Merton valuation model with the following inputs:

Risk-Free Interest Rate	3.99%
Expected Term	5 Years
Expected Volatility	75.34%

During the year ended December 31, 2023, 5 million Performance Shares were granted to the CEO and COO in connection with the Kona Bay Transaction. The grant included certain performance conditions which had not yet been met as of December 31, 2023. These shares are issued and outstanding and held in escrow until the performance conditions are met. Total expense related to this grant was $6.1 million for the year ended December 31, 2023 and is recorded in general and administrative on the statement of operations and comprehensive loss.

During the year ended December 31, 2023, 3 million Performance Shares were granted to a party for services provided in connection with the Kona Bay Transaction. This grant included certain performance conditions which were met during 2023 and therefore the shares were issued to the party and are outstanding, resulting in an amount of $3.7 million include as an offset to additional paid-in capital.

The Milestones set out in the Arrangement Agreement included the following:

●	1,000,000 of the Performance Shares issued to Klutch were subject to escrow until completion of the concurrent financing undertaken in connection with the Kona Bay Transaction (the “Concurrent Financing”) and the listing of the Company on the TSXV. These Performance Shares were released to Klutch on achievement of this Milestone;
●	2,000,000 Performance Shares are subject to escrow until completion by the Company, within 12 months of its listing on the TSXV, of a minimum aggregate financing in the amount of $7,000,000 (excluding the proceeds from the Concurrent Financing) at a valuation of the Company equal to a minimum of $50,000,000. These Performance Shares became eligible for release to Klutch on February 8, 2024 in connection with the achievement of this Milestone;
●	2,500,000 Performance Shares were subject to escrow until the Company achieves $10,000,000 in trailing gross sales in any performance period. 1,250,000 Performance Shares were released to each of Todd Gibson and Karrie Gibson on April 30, 2023;
●	1,000,000 Performance Shares are subject to escrow until the Company achieves $15,000,000 in trailing gross sales in any performance period;
●	1,000,000 Performance Shares are subject to escrow until the Company achieves $20,000,000 in trailing gross sales in any performance period; and
●	500,000 Performance Shares are subject to escrow until the Company achieves $25,000,000 in trailing gross sales in any performance period.

As of December 31, 2024, 2,500,000 Performance Shares remain subject to the escrow restrictions as of the date hereof.